Commitments and Contingencies (Additional Information) (Details) - USD ($)		1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended			60 Months Ended
	Jul. 01, 2020	Feb. 28, 2023	Aug. 31, 2015	Feb. 28, 2013	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022	Apr. 30, 2023
Commitments and Contingencies [Line Items]
Finance lease liabilities					$ 0		$ 0		$ 0			$ 0
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]					Derivative Liability, Noncurrent		Derivative Liability, Noncurrent		Derivative Liability, Noncurrent			Derivative Liability, Noncurrent
Lease Expense					$ 300,000	$ 200,000	$ 500,000	$ 300,000
Additional ROU assets					3,294,000		3,294,000		$ 1,131,000	$ 1,303,000		$ 1,131,000	$ 2,500,000
Product Development Agreement [Member] | Developers [Member]
Commitments and Contingencies [Line Items]
Royalty payments							4,300,000		2,300,000
Accrued royalty payables					$ 2,300,000		$ 2,300,000		2,200,000			$ 2,200,000
Agreement maturity date		Oct. 02, 2028		Oct. 02, 2028
Agreement maturity renewal description		The Product Development Agreement will renew automatically for subsequent successive one-year renewal periods unless Scilex Pharma or the Developers terminate it upon 6-month written notice.		The Product Development Agreement will renew automatically for subsequent successive one-year renewal periods unless Scilex Pharma or the Developers terminate it upon 6-month written notice.
Product Development Agreement [Member] | Developers [Member] | Minimum [Member]
Commitments and Contingencies [Line Items]
Royalty payment percentage related to future years				25.00%
Product Development Agreement [Member] | Developers [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Royalty payment percentage related to future years				35.00%
Exclusive Distribution Agreement [Member]
Commitments and Contingencies [Line Items]
Agreement maturity renewal description			shall automatically renew for additional terms of one year each, unless written notice of termination is given by either party at least 30 days prior to the end of the initial term or any renewal term
Annual adjustment distribution fee percentage related to future years			3.00%
Agreement initial term			3 years
Exclusive Distribution Agreement [Member] | Minimum [Member]
Commitments and Contingencies [Line Items]
Distribution fees												1.00%
Exclusive Distribution Agreement [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Distribution fees												2.00%
Project Agreement [Member] | Vendor [Member]
Commitments and Contingencies [Line Items]
Agreement maturity date	Jun. 30, 2022
Agreement maturity renewal description	extended for one year upon the mutual agreement of both parties. Either party may terminate the work order with 90 days’ notice
Sales operation implementation fees	$ 59,000
Project Agreement [Member] | Vendor [Member] | Selling, General and Administrative Expenses [Member]
Commitments and Contingencies [Line Items]
Sales operation implementation fees									$ 900,000	$ 1,900,000	$ 10,500,000
Project Agreement [Member] | Vendor [Member] | Minimum [Member] | Monthly [Member]
Commitments and Contingencies [Line Items]
Sales operation implementation fees	63,700
Project Agreement [Member] | Vendor [Member] | Maximum [Member] | Monthly [Member]
Commitments and Contingencies [Line Items]
Sales operation implementation fees	$ 65,800
Non-cancelable Lease Agreements [Member] | Administrative Facility [Member]
Commitments and Contingencies [Line Items]
Operating lease, lease term						26 months		26 months
Non-cancelable Lease Agreements [Member] | Minimum [Member] | Research and Development Facilities [Member]
Commitments and Contingencies [Line Items]
Operating lease, remaining lease term					1 year 2 months 12 days		1 year 2 months 12 days		1 year 7 months 6 days			1 year 7 months 6 days
Operating lease, lease term					3 years		3 years		3 years			3 years
Non-cancelable Lease Agreements [Member] | Maximum [Member] | Research and Development Facilities [Member]
Commitments and Contingencies [Line Items]
Operating lease, remaining lease term					4 years 3 months 18 days		4 years 3 months 18 days		1 year 10 months 24 days			1 year 10 months 24 days
Operating lease, lease term					5 years		5 years		5 years			5 years